New Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
New Accounting Policies and Recent Accounting Pronouncements [Abstract]
NEW ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3: NEW ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

a.	Amendments to existing standards effective during the year ended December 31, 2023.

Amendment to IAS 1, “Disclosure of Accounting Policies”:

In February 2021, the IASB issued amendments to IAS 1 Presentation of Financial Statements, amendments to IFRS Practice Statement 2 Making Materiality Judgements and amendments to IAS 8 Definition of Accounting Estimate. The amendments require companies to disclose material accounting policies rather than their significant accounting policies. This amendment is effective for annual periods starting on or after January 1, 2023.

The application of the above Amendment did not have a material impact on the Company’s consolidated financial statements.

Amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors”:

In February 2021, the IASB issued an amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors” (“the Amendment”), in which it introduces a new definition of “accounting estimates”.

Accounting estimates are defined as “monetary amounts in financial statements that are subject to measurement uncertainty”. The Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors.

The Amendment is applied prospectively for annual reporting periods beginning on January 1, 2023 and is applicable to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period.

The application of the Amendment did not have a material impact on the Company’s consolidated financial statements.

Amendment to IAS 12, “Income Taxes”:

In May 2021, the IASB issued an amendment to IAS 12, “Income Taxes” (“IAS 12”), which narrows the scope of the initial recognition exception under IAS 12.15 and IAS 12.24 (“the Amendment”).

According to the recognition guidelines of deferred tax assets and liabilities, IAS 12 excludes recognition of deferred tax assets and liabilities with respect to certain temporary differences arising from the initial recognition of certain transactions. This exception is referred to as the “initial recognition exception”. The Amendment narrows the scope of the initial recognition exception and clarifies that it does not apply to the recognition of deferred tax assets and liabilities arising from transactions that are not a business combination and that give rise to equal taxable and deductible temporary differences, even if they meet the other criteria of the initial recognition exception.

The Amendment applies for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted. In relation to leases and decommissioning obligations, the Amendment is to be applied commencing from the earliest reporting period presented in the financial statements in which the Amendment is initially applied. The cumulative effect of the initial application of the Amendment should be recognized as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at that date.

The application of the Amendment did not have a material impact on the Company’s consolidated financial statements.

b.	Accounting standards and amendments to existing standards that are not yet effective.

Amendment to IAS 1, “Disclosure of Accounting Policies”:

In January 2020, which was further amended in October 2022, the IASB issued an amendment to IAS 1, Classification of Liabilities as Current or Non-Current to clarify the requirements for classifying liabilities as current or non-current.

The new guidance will be effective for annual periods starting on or after January 1, 2024 and must be applied retrospectively. Early adoption is permitted.

The above Amendment is not expected to have a material impact on the Company’s consolidated financial statements.

Amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures”:

In May 2023, the IASB issued amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures” (“the Amendments”) to address the presentation of liabilities and the associated cash flows arising out of supplier finance arrangements, as well as disclosures required for such arrangements.

The disclosure requirements in the Amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

The Amendments are effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted but will need to be disclosed.

The Company believes that the Amendments are not expected to have a material impact on its consolidated financial statements.

Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”:

In August 2023, the IASB issued “Amendments to IAS 21: Lack of Exchangeability (Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”)” (“the Amendments”) to clarify how an entity should assess whether a currency is exchangeable and how it should measure and determine a spot exchange rate when exchangeability is lacking.

The Amendments set out the requirements for determining the spot exchange rate when a currency lacks exchangeability. The Amendments require disclosure of information that will enable users of financial statements to understand how a currency not being exchangeable affects or is expected to affect the entity’s financial performance, financial position and cash flows.

The Amendments apply for annual reporting periods beginning on or after January 1, 2025. Earlier adoption is permitted, in which case, an entity is required to disclose that fact. When applying the Amendments, an entity should not restate comparative information. Instead, if the foreign currency is not exchangeable at the beginning of the annual reporting period in which the Amendments are first applied (the initial application date), the entity should translate affected assets, liabilities and equity as required by the Amendments and recognize the differences as of the initial application date as an adjustment to the opening balance of retained earnings and/or to the foreign currency translation reserve, as required by the Amendments.

The Company believes that the Amendments are not expected to have a material impact on its consolidated financial statements.